CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Operating costs	$ 25,162	$ 2,248,987	$ 1,298,247	$ 2,853,131	$ 221,808	$ 218,648	$ 178,156	$ 14,492	$ 500	$ 15,550	$ 4,350,337	$ 3,293,587	$ 4,591,834		$ 208,698
Loss from operations	(25,162)	(2,248,987)		(2,853,131)	(221,808)	(218,648)	(1,298,247)				(4,350,337)	(3,293,587)	(4,591,834)		(208,698)
Other income:
Gain on extinguishment of deferred underwriting fee payable.		5,721,795									5,721,795
Interest/dividend income		1,463,601		736,128							3,786,285	1,697,781	2,497,921
Net income(loss) loss	$ (25,162)	$ 4,936,409	$ (498,107)	$ (2,117,003)	$ 380,334	$ 140,863	$ (178,156)	$ (14,492)	$ (500)	$ (15,550)	$ 5,157,743	$ (1,595,806)	$ (2,093,913)		$ (208,698)
Weighted average number of shares outstanding, basic and diluted	7,500,000 [1]	9,850,644	9,558,699	9,281,595	9,259,360	9,239,245	9,184,238	7,500,000	7,500,000	7,500,000	9,776,196	9,260,366	9,334,687	[1]	7,919,906	[1]
Basic and diluted loss per share	$ 0.00	$ 0.36	$ (0.13)	$ (0.30)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ 0.00	$ 0.00	$ 0.16	$ (0.34)	$ (0.48)		$ (0.03)

[1]	Excludes 29,067,145 and 29,510,755 Class A Shares subject to possible redemption at December 31, 2017 and December 31, 2016, respecitively. Excludes an aggregate of up to 1,125,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriters at December 31, 2015 (see Note 6).